Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 450,968	$ 55,374
Accounts receivable, net of allowance for doubtful accounts of $nil and $nil as of December 31, 2013 and 2014, respectively	7,038	1,935
Amount due from a related party		198
Prepaid expenses and other current assets	8,009	1,204
Total current assets	466,015	58,711
Property and equipment, net	9,936	3,363
Rental deposits	793
Long term investments	1,760	951
Total assets	478,504	63,025
Current liabilities
Accounts payable (including accounts payable of the consolidated VIE without recourse to the Company of $125 and $3,728 as of December 31, 2013 and 2014, respectively)	5,900	344
Deferred revenue (including deferred revenue of the consolidated VIE without recourse to the Company of $3,714 and $16,348 as of December 31, 2013 and 2014, respectively)	16,348	3,714
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Company of $684 and $1,100 as of December 31, 2013 and 2014, respectively)	9,415	1,508
Amount due to related parties (including amount due to related parties of the consolidated VIE without recourse to the Company of $nil and $nil as of December 31, 2013 and 2014, respectively)	6,450
Total current liabilities	38,113	5,566
Total liabilities	38,113	5,566
Commitments and contingencies (Note14)
Equity
Treasury stock	(64,494)
Additional paid-in capital	613,678	1,710
Subscription receivable		(15)
Accumulated deficit	(107,806)	(24,728)
Accumulated other comprehensive income (loss)	(1,027)	158
Total equity (deficit)	440,391	(22,860)
Total liabilities, mezzanine equity and equity	478,504	63,025
Series A-1 and Series A-2 Convertible Redeemable Participating Preferred Shares [Member]
Mezzanine equity
Convertible redeemable preferred stock value		2,218
Series A-3 Convertible Redeemable Participating Preferred Shares [Member]
Mezzanine equity
Convertible redeemable preferred stock value		4,774
Series B Convertible Redeemable Participating Preferred Shares [Member]
Mezzanine equity
Convertible redeemable preferred stock value		26,892
Series C Convertible Redeemable Participating Preferred Shares [Member]
Mezzanine equity
Convertible redeemable preferred stock value		46,435
Common Class Ordinary [Member]
Equity
Ordinary shares, value		15
Class A Common Stock [Member]
Equity
Ordinary shares, value	30
Class B Common Stock [Member]
Equity
Ordinary shares, value	$ 10